Income Tax (Details) - Schedule of deferred tax liabilities, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax liabilities, net [Abstract]
Deferred taxes assets	$ 46,364	$ 39,750
Deferred tax liabilities	(78,135)	(68,367)
Total	$ (31,771)	$ (28,617)